AB Municipal Income Fund II

AB Arizona Portfolio

Portfolio of Investments

February 29, 2020 (unaudited)

	Principal
	Amount
	(000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 97.6%
Long-Term Municipal Bonds – 97.6%
Arizona – 79.3%
Arizona Department of Transportation State
Highway Fund Revenue
Series 2011A
5.25%, 07/01/2029 (Pre-refunded/ETM)	$1,500	$1,588,380
Series 2013A
5.00%, 07/01/2037 (Pre-refunded/ETM)	3,000	3,294,360
Arizona Game & Fish Department & Commission
(Arizona Game & Fish Department & Commission
State Lease)
Series 2006
5.00%, 07/01/2026	1,000	1,003,090
Arizona Health Facilities Authority
(HonorHealth)
Series 2014A
5.00%, 12/01/2034	3,000	3,531,930
Arizona Industrial Development Authority
Series 20192 - Class A
3.625%, 05/20/2033	1,074	1,247,920
Arizona Industrial Development Authority
(North Carolina Central University Project)
BAM
5.00%, 06/01/2058	2,300	2,790,015
Arizona Industrial Development Authority
(Pinecrest Academy of Nevada)
Series 2020A
4.00%, 07/15/2050(a)	600	648,720
Arizona Industrial Development Authority
(Provident Group - EMU Properties LLC)
Series 2018
5.00%, 05/01/2043-05/01/2048	2,100	2,479,329
Arizona State University
Series 2014
5.00%, 08/01/2033	2,050	2,378,676
City of Buckeye AZ
(Town of Buckeye AZ Excise Tax)
Series 2015
5.00%, 07/01/2035	3,450	4,133,445
City of Glendale AZ Water & Sewer Revenue
Series 2012
5.00%, 07/01/2028	2,000	2,181,700
City of Mesa AZ
Series 2013
5.00%, 07/01/2032 (Pre-refunded/ETM)	5,000	5,484,500
City of Mesa AZ Utility System Revenue
Series 2016
4.00%, 07/01/2032	1,000	1,155,450
City of Phoenix Civic Improvement Corp.
(City of Phoenix AZ Lease)
Series 2019A
4.00%, 07/01/2045	2,150	2,501,589
City of Phoenix Civic Improvement Corp.
(Phoenix Sky Harbor International Airport)
5.00%, 07/01/2049	2,500	3,204,475
Series 2017A
5.00%, 07/01/2033	750	929,580

	Principal
	Amount
	(000)	U.S. $ Value
City of Tempe AZ
(City of Tempe AZ Excise Tax)
Series 2016
5.00%, 07/01/2030	$520	$646,885
City of Tucson AZ Water System Revenue
Series 2012
5.00%, 07/01/2028 (Pre-refunded/ETM)	500	549,060
5.00%, 07/01/2029 (Pre-refunded/ETM)	1,860	2,042,503
County of Pinal AZ
Series 2014
5.00%, 08/01/2032	2,840	3,318,966
Glendale Industrial Development Authority
(Beatitudes Campus Obligated Group (The))
Series 2017
5.00%, 11/15/2036	1,000	1,096,360
Glendale Industrial Development Authority
(Royal Oaks Life Care Community)
Series 2016
5.00%, 05/15/2039	1,000	1,122,650
Glendale Municipal Property Corp.
(Glendale Municipal Property Corp. Excise Tax)
Series 2012C
5.00%, 07/01/2038	2,500	2,742,775
Industrial Development Authority of the City of
Phoenix (The)
Series 2012
6.00%, 07/01/2032 (Pre-refunded/ETM)	250	266,995
Industrial Development Authority of the City of
Phoenix (The)
(Downtown Phoenix Student Housing LLC)
Series 2018A
5.00%, 07/01/2037-07/01/2042	2,250	2,738,693
Industrial Development Authority of the City of
Phoenix (The)
(JMF-Higley 2012 LLC)
Series 2012
5.00%, 12/01/2032	2,500	2,742,875
Maricopa County Industrial Development Authority
(Banner Health Obligated Group)
Series 2016A
5.00%, 01/01/2033-01/01/2035	3,400	4,188,670
Maricopa County Industrial Development Authority
(Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 07/01/2052(a)	830	985,990
Maricopa County Industrial Development Authority
(GreatHearts Arizona Obligated Group)
Series 2017A
5.00%, 07/01/2037	750	915,690
Maricopa County Industrial Development Authority
(Reid Traditional Schools Painted Rock Academy)
Series 2016
5.00%, 07/01/2036-07/01/2047	2,450	2,810,679
Maricopa County Special Health Care District
Series 2018C
5.00%, 07/01/2034-07/01/2036	4,700	6,004,544
McAllister Academic Village LLC
(Arizona State University)

	Principal
	Amount
	(000)	U.S. $ Value
Series 2016
5.00%, 07/01/2037	$2,500	$3,070,075
Northern Arizona University
BAM Series 2015
5.00%, 06/01/2034	1,000	1,178,350
Pima County Regional Transportation Authority
Series 2011
5.00%, 06/01/2026 (Pre-refunded/ETM)	2,000	2,104,300
Pinal County Industrial Development Authority
(Florence West Prison Expansion LLC)
ACA Series 2006A
5.25%, 10/01/2022	1,400	1,402,506
Salt River Project Agricultural Improvement &
Power District
Series 2012A
5.00%, 12/01/2029	1,500	1,639,890
Salt Verde Financial Corp.
(Citigroup, Inc.)
Series 2007
5.00%, 12/01/2037	2,500	3,577,600
5.25%, 12/01/2022-12/01/2023	1,165	1,308,897
Student & Academic Services LLC
(Northern Arizona University)
BAM Series 2014
5.00%, 06/01/2044	1,200	1,367,208
Tempe Industrial Development Authority
(Friendship Village of Tempe)
5.00%, 12/01/2054	815	916,142
Tempe Industrial Development Authority
(Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/2047(a)	400	474,616
University of Arizona (The)
Series 2014
5.00%, 08/01/2033	3,765	4,391,082
Western Maricopa Education Center District No.
402
Series 2014B
4.50%, 07/01/2033-07/01/2034	3,940	4,456,900
		96,614,060
Alabama – 0.2%
Tuscaloosa County Industrial Development
Authority
(Hunt Refining Co.)
Series 2019A
5.25%, 05/01/2044(a)	215	256,529
American Samoa – 0.2%
American Samoa Economic Development
Authority
(Territory of American Samoa)
7.125%, 09/01/2038(a)	245	296,955
California – 0.4%
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 06/01/2047	465	493,560

	Principal
	Amount
	(000)	U.S. $ Value
Delaware – 0.5%
Delaware State Economic Development Authority
(Newark Charter School, Inc.)
Series 2016
5.00%, 09/01/2036	$520	$620,838
Florida – 2.8%
Capital Trust Agency, Inc.
(Provision Cares Proton Therapy Center -
Orlando)
Series 2018A
7.50%, 06/01/2048(a)	100	109,993
City of Orlando FL
Series 2014A
5.25%, 11/01/2033 (Pre-refunded/ETM)	1,820	2,150,785
Halifax Hospital Medical Center
(Halifax Hospital Medical Center Obligated Group)
Series 2015
5.00%, 06/01/2035	1,000	1,164,190
		3,424,968
Georgia – 0.2%
Municipal Electric Authority of Georgia
5.00%, 01/01/2056	200	240,802
Guam – 1.7%
Guam Government Waterworks Authority
Series 2016
5.00%, 01/01/2046	775	898,961
Guam Power Authority
Series 2017A
5.00%, 10/01/2036-10/01/2040	875	1,042,096
Territory of Guam
5.00%, 11/15/2031	100	120,550
		2,061,607
Illinois – 2.9%
Chicago Board of Education
Series 2018A
5.00%, 12/01/2031	335	420,365
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/2032	2,360	2,538,227
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050(b)	415	508,474
		3,467,066
Indiana – 0.1%
Indiana Finance Authority
(RES Polyflow Indiana LLC)
7.00%, 03/01/2039(a)	145	149,779

Kentucky – 1.0%

Kentucky Economic Development Finance

Authority

(Owensboro Health, Inc. Obligated Group)

Series 2017A

	Principal
	Amount
	(000)	U.S. $ Value
5.25%, 06/01/2041	$1,000	$1,202,870
Louisiana – 0.5%
Louisiana Local Government Environmental
Facilities & Community Development Auth
(St. James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/2045	500	569,635
Michigan – 0.1%
City of Detroit MI
5.00%, 04/01/2036	50	58,184
New York – 0.6%
Suffolk County Economic Development Corp.
(Catholic Health Services of Long Island Obligated
Group)
Series 2011
5.00%, 07/01/2028	700	737,898
North Carolina – 1.0%
North Carolina Medical Care Commission
(Aldersgate United Methodist Retirement
Community, Inc.)
Series 2015
4.70%, 07/01/2037	600	648,624
North Carolina Medical Care Commission
(Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/2035	500	541,795
		1,190,419
Ohio – 0.3%
Ohio Water Development Authority Water Pollution
Control Loan Fund
(Energy Harbor Nuclear Generation LLC)
Series 2016A
4.375%, 06/01/2033	320	343,200
Puerto Rico – 1.5%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 07/01/2031	100	111,970
NATL Series 2007V
5.25%, 07/01/2029	100	109,646
Puerto Rico Highway & Transportation Authority
AGC Series 2007C
5.50%, 07/01/2031	140	159,932
AGC Series 2007N
5.25%, 07/01/2034-07/01/2036	335	378,031
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Auth
(AES Puerto Rico LP)
Series 2000
6.625%, 06/01/2026	345	356,212
Puerto Rico Public Buildings Authority
(Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 07/01/2025	100	111,533

	Principal
	Amount
	(000)	U.S. $ Value
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue
Series 2018A
Zero Coupon, 07/01/2029	$130	$105,305
Series 2019A
4.329%, 07/01/2040	105	116,435
5.00%, 07/01/2058	375	429,139
		1,878,203
South Carolina – 0.6%
South Carolina Public Service Authority
Series 2016B
5.00%, 12/01/2041	620	752,426
Tennessee – 0.1%
Bristol Industrial Development Board
(Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/2035(a)	165	174,458
Texas – 3.2%
Mission Economic Development Corp.
(Natgasoline LLC)
Series 2018
4.625%, 10/01/2031(a)	290	314,899
North Texas Tollway Authority
(North Texas Tollway System)
Series 2015A
5.00%, 01/01/2034	1,000	1,181,490
Series 2015B
5.00%, 01/01/2034	1,300	1,537,952
Texas Private Activity Bond Surface
Transportation Corp.
(LBJ Infrastructure Group LLC)
Series 2010
7.00%, 06/30/2040	840	855,717
		3,890,058
Washington – 0.3%
Kalispel Tribe of Indians
Series 2018B
5.25%, 01/01/2038(a) (b)	225	268,205
Washington State Housing Finance Commission
(Presbyterian Retirement Communities Northwest
Obligated Group)
Series 2019A
5.00%, 01/01/2055(a)	100	114,369
		382,574
Wisconsin – 0.1%
Wisconsin Public Finance Authority
(Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 01/01/2048(a)	105	113,467
Total Municipal Obligations
(cost $109,205,393)		118,919,556

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.8%

Investment Companies – 1.8%

AB Fixed Income Shares, Inc. - Government

Money Market Portfolio - Class AB, 1.52%(c) (d)

(e)

(cost $2,144,197)				2,144,197		$2,144,197
Total Investments – 99.4%
(cost $111,349,590)(f)						121,063,753
Other assets less liabilities – 0.6%						768,715
Net Assets – 100.0%						$121,832,468
CENTRALLY CLEARED INFLATION (CPI) SWAPS
			Rate Type
			Payments	Payments			Upfront
	Notional		made	received	Payment		Premiums		Unrealized
	Amount	Termination	by the	by the	Frequency Paid/	Market	Paid		Appreciation/
	(000)	Date	Fund	Fund	Received	Value	(Received)		(Depreciation)
USD	5,740	06/17/2024	1.760%	CPI#	Maturity	$(86,339)	$	—$	(86,339)
USD	1,000	08/09/2024	1.690%	CPI#	Maturity	(12,331)		—	(12,331)
USD	2,740	01/15/2025	1.671%	CPI#	Maturity	(29,733)		—	(29,733)
USD	945	01/15/2025	1.637%	CPI#	Maturity	(10,602)		—	(10,602)
USD	2,115	01/15/2025	1.673%	CPI#	Maturity	(27,653)		—	(27,653)
						$(166,658)	$	—$	(166,658)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
			Payments	Payments			Upfront
Notional			made	received	Payment		Premiums		Unrealized
Amount		Termination	by the	by the	Frequency Paid/	Market	Paid		Appreciation/
(000)		Date	Fund	Fund	Received	Value	(Received)		(Depreciation)
					Quarterly/Semi-
USD	5,680	08/09/2022	3 Month LIBOR	1.486%	Annual	$71,906	$	—$	71,906
					Quarterly/Semi-
USD	3,500	10/15/2024	3 Month LIBOR	1.582%	Annual	114,335		—	114,335
					Quarterly/Semi-
USD	1,710	01/15/2025	3 Month LIBOR	1.566%	Annual	49,015		—	49,015
					Quarterly/Semi-
USD	376	02/05/2025	3 Month LIBOR	1.361%	Annual	7,161		—	7,161
					Quarterly/Semi-
USD	844	02/06/2025	3 Month LIBOR	1.419%	Annual	18,479		—	18,479
					Quarterly/Semi-
USD	1,245	10/09/2029	3 Month LIBOR	1.473%	Annual	48,432		—	48,432
						$309,328	$	—$	309,328

INFLATION (CPI) SWAPS

				Rate Type
				Payments	Payments	Payment			Upfront
	Notional			made	received	Frequency			Premiums	Unrealized
	Amount		Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Swap Counterparty	(000)		Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
Barclays Bank PLC	USD	3,677	09/20/2020	2.263%	CPI#	Maturity $	(41,822)	$	—$	(41,822)
Barclays Bank PLC	USD	3,497	10/15/2020	2.208%	CPI#	Maturity	(36,770)		—	(36,770)
Barclays Bank PLC	USD	1,883	10/15/2020	2.210%	CPI#	Maturity	(19,895)		—	(19,895)
Citibank, NA	USD	2,540	10/17/2020	2.220%	CPI#	Maturity	(27,375)		—	(27,375)
JPMorgan Chase
Bank, NA	USD	3,358	08/30/2020	2.210%	CPI#	Maturity	(33,935)		—	(33,935)
JPMorgan Chase
Bank, NA	USD	3,850	07/15/2024	2.165%	CPI#	Maturity	(109,504)		—	(109,504)
							$(269,301)	$	—$	(269,301)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
			Payments	Payments	Payment			Upfront
	Notional		made	received	Frequency			Premiums	Unrealized
	Amount	Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Swap Counterparty	(000)	Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
Citibank, NA	USD	1,675 10/09/2029	1.120%	SIFMA*	Quarterly $	(49,495)	$	—$	(49,495)
Citibank, NA	USD	1,675 10/09/2029	1.125%	SIFMA*	Quarterly	(50,362)		—	(50,362)
						$(99,857)	$	—$	(99,857)

#Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate market value of these securities amounted to $3,907,980 or 3.2% of net assets.

(b)When-Issued or delayed delivery security.

(c)Affiliated investments.

(d)The rate shown represents the 7-day yield as of period end.

(e)To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.

(f)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,023,990 and gross unrealized depreciation of investments was $(536,315), resulting in net unrealized appreciation of $9,487,675.

As of February 29, 2020, the Portfolio's percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.4% and 0.0%, respectively.

Glossary:

ACA – Financial Guaranty Corporation

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

AB Municipal Income Fund II

AB Arizona Portfolio

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$118,919,556		$—	$118,919,556
Short-Term Investments	2,144,197	—		—	2,144,197
Total Investments in Securities	2,144,197	118,919,556		—	121,063,753
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	309,328		—	309,328
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(166,658)		—	(166,658)
Inflation (CPI) Swaps	—	(269,301)		—	(269,301)
Interest Rate Swaps	—	(99,857)		—	(99,857)
Total	$2,144,197	$118,693,068		$—	$120,837,265(b)

(a)Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)The amount of $5,583,184 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Portfolio's transactions in AB mutual funds for the nine months ended February 29, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	05/31/2019	at Cost	Proceeds	02/29/2020	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$2,399	$20,229	$20,484	$2,144	$20